Common Stock Warrants - Summary of warrants (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Common Stock Warrants
Warrants outstanding at December 31, 2020	4,407,962	4,407,962
Warrants issued	0	0
Warrants exercised	0	0
Warrants outstanding at September 30, 2021	4,407,962	4,407,962